ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

	December 31, 2024	December 31, 2023
	$	$
Accounts payable and accrued liabilities	4,898,825	5,207,323
Reclamation provision(1)	2,426,378	1,285,031
Accounts payable and accrued liabilities, end of year	7,325,203	6,492,354
(1)

Provincial laws and regulations concerning environmental protection affect the Company’s exploration and operations. Under current regulations, the Company is required to meet performance standards to minimize the environmental impact from its activities and to perform site restoration and other reclamation activities. The Company’s reclamation provision is based on known requirements.

Schedule of company's reclamation provision

	December 31, 2024	December 31, 2023
	$	$
Balance, beginning of year	1,285,031	1,411,293
Additions to reclamation provision	1,515,593	1,327,278
Change in estimate	26,784	2,687
Reclamation costs incurred	(401,030)	(1,456,227)
Balance, end of year	2,426,378	1,285,031